UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	4/30
Date of reporting period:	01/31/10

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
CitizensSelect Prime Money Market Fund
January 31, 2010 (Unaudited)

Negotiable Bank Certificates of Deposit--24.6%	Principal Amount ($)	Value ($)
Allied Irish Banks (Yankee)
0.56%, 4/6/10	25,000,000	25,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.23%, 2/17/10	25,000,000	25,000,000
Barclays Bank PLC (Yankee)
0.52%, 4/9/10	25,000,000	25,000,000
Calyon NA (Yankee)
0.22%, 3/31/10	25,000,000	25,000,000
Citibank N.A.
0.21%, 2/24/10	25,000,000	25,000,000
Credit Industriel et Commercial (Yankee)
0.26%, 4/19/10	25,000,000	25,000,000
Natixis (Yankee)
0.28%, 4/5/10	25,000,000	25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $175,000,000)		175,000,000
Commercial Paper--42.0%
Abbey National North America LLC
0.12%, 2/1/10	30,000,000	30,000,000
ASB Finance Ltd.
0.21%, 3/5/10	25,000,000 a	24,995,333
BNP Paribas Finance Inc.
0.11%, 2/1/10	30,000,000	30,000,000
General Electric Capital Corp.
0.29%, 6/21/10	25,000,000	24,971,806
Intesa Funding LLC
0.20%, 5/3/10	25,000,000	24,987,361
Nationwide Building Society
0.30%, 2/16/10	25,000,000 a	24,996,875
Nordea North America Inc.
0.20%, 3/4/10	25,000,000	24,995,694

Societe Generale N.A. Inc.
0.29%, 6/29/10	25,000,000	24,970,195
Toronto-Dominion Holdings USA Inc.
0.26%, 6/28/10	25,000,000 a	24,973,458
UBS Finance Delaware LLC
0.11%, 2/1/10	30,000,000	30,000,000
WestpacTrust Securities NZ Ltd.
0.22%, 3/2/10	35,000,000 a	34,993,797
Total Commercial Paper
(cost $299,884,519)		299,884,519
Asset-Backed Commercial Paper--21.1%
CAFCO LLC
0.30%, 7/7/10	25,000,000 a	24,967,500
CIESCO LLC
0.20%, 2/22/10	25,000,000 a	24,997,083
Govco Inc.
0.21%, 2/22/10	25,000,000 a	24,996,938
Market Street Funding LLC
0.21%, 2/18/10	25,000,000 a	24,997,521
Thames Asset Global Securitization No. 1 Inc.
0.22%, 2/12/10	25,000,000 a	24,998,319
Yorktown Capital, LLC
0.22%, 2/8/10	25,000,000 a	24,998,931
Total Asset-Backed Commercial Paper
(cost $149,956,292)		149,956,292
U.S. Government Agencies--8.4%
Federal Home Loan Bank
0.03%, 2/1/10	10,000,000	10,000,000
Federal Home Loan Mortgage Corp.
0.23%, 4/16/10	50,000,000 b,c	50,000,000
Total U.S. Government Agencies
(cost $60,000,000)		60,000,000
Repurchase Agreement--3.8%
Barclays Capital
0.10%, dated 1/29/10, due 2/1/10 in the amount of
$27,000,225 (fully collateralized by $27,081,200 U.S.
Treasury Notes, 1.50%-3.88%, due 5/15/10-7/15/12,

value $27,540,022)
(cost $27,000,000)	27,000,000	27,000,000
Total Investments (cost $711,840,811)	99.9%	711,840,811
Cash and Receivables (Net)	.1%	463,387
Net Assets	100.0%	712,304,198

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities amounted to $259,915,755 or 36.5% of net assets.
b On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal
Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
c Variable rate security--interest rate subject to periodic change.

At January 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	711,840,811
Level 3 - Significant Unobservable Inputs	-
Total	711,840,811

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
CitizensSelect Treasury Money Market Fund
January 31, 2010 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--74.7%	of Purchase (%)	Amount ($)	Value ($)
2/4/10	0.02	69,000,000	68,999,876
2/11/10	0.01	77,800,000	77,799,850
2/18/10	0.07	30,000,000	29,999,079
2/25/10	0.01	8,000,000	7,999,947
3/4/10	0.01	50,000,000	49,999,569
3/11/10	0.03	50,000,000	49,998,417
3/18/10	0.03	10,000,000	9,999,625
3/25/10	0.04	54,000,000	53,996,880
4/8/10	0.04	15,000,000	14,998,900
4/15/10	0.04	5,000,000	4,999,594
4/29/10	0.09	80,000,000	79,982,600
5/6/10	0.07	5,000,000	4,999,086
Total U.S. Treasury Bills
(cost $453,773,423)			453,773,423

U.S. Treasury Notes--24.9%
2/16/10	0.04	20,400,000	20,451,241
3/1/10	0.12	50,000,000	50,072,100
3/15/10	0.04	25,000,000	25,114,684
3/31/10	0.15	30,000,000	30,076,342
4/15/10	0.06	25,000,000	25,197,447
Total U.S. Treasury Notes
(cost $150,911,814)			150,911,814
Total Investments (cost $604,685,237)		99.6%	604,685,237
Cash and Receivables (Net)		.4%	2,225,914
Net Assets		100.0%	606,911,151

At January 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	604,685,237
Level 3 - Significant Unobservable Inputs	-
Total	604,685,237

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	Tuesday, March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	Tuesday, March 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	Tuesday, March 23, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)